Supplement dated July 13, 2023
to the Prospectus and Summary Prospectus of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust II
Columbia Floating Rate Fund (the Fund)	12/1/2022
Effective immediately, the portfolio manager information under the caption “Fund Management” in the Summary Prospectus and in the “Summary of the Fund” section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Management	Title	Role with Fund	Managed Fund Since
Vesa Tontti, CFA	Senior Portfolio Manager	Lead Portfolio Manager	2019
Daniel J. DeYoung	Senior Portfolio Manager	Portfolio Manager	2020
Stanton Ray	Head of CLO platform and Senior Portfolio Manager	Portfolio Manager	July 2023
The rest of the section remains the same.
Effective immediately, the portfolio manager information under the caption “Primary Service Provider Contracts - Portfolio Managers” in the “More Information About the Fund” section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Management	Title	Role with Fund	Managed Fund Since
Vesa Tontti, CFA	Senior Portfolio Manager	Lead Portfolio Manager	2019
Daniel J. DeYoung	Senior Portfolio Manager	Portfolio Manager	2020
Stanton Ray	Head of CLO platform and Senior Portfolio Manager	Portfolio Manager	July 2023
Mr. Tontti joined one of the Columbia Management legacy firms or acquired business lines in 2002. Mr. Tontti began his investment career in 1997 and earned an M.S. from the Institute of Industrial Management of Helsinki University of Technology, Finland.
Mr. DeYoung joined the Investment Manager in 2013. Mr. DeYoung began his investment career in 2005 and earned a B.S. from the University of Minnesota Carlson School of Management.
Mr. Ray joined the Investment Manager in 2022. Prior to joining the Investment Manager, Mr. Ray worked at Carlson Capital LP from 2003 to 2022 where he was a Partner and Head of Corporate Credit. Mr. Ray began his investment career in 2003 and earned a B.A. and M.S. in Accounting from Texas A&M University as well as an M.B.A. from the University of Chicago.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP149_07_006_(07/23)